Restricted cash and other non-current assets - Summary of Restricted Cash and Other Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Restricted cash
Lease deposits and guarantees	€ 51	€ 48
Other	1	1
Other non-current assets	25	29
Total	€ 77	€ 78